UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07896
GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The GAMCO Global Convertible Securities Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     The GAMCO Global Convertible Securities Fund’s (the “Fund”) (Class AAA) total return was 18.5% during the third quarter of 2009 compared with increases of 13.9% and 17.5% for the Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index, respectively.
     Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(2/3/94)
GAMCO Global Convertible Securities Fund Class AAA	18.48%		39.80%		2.92%		(5.59)%		0.40%		0.95%		4.00%
Merrill Lynch Global 300 Convertible Index	13.90		32.19		20.20		3.68		5.57		4.28		N/A *
MSCI World Free Index	17.45		24.90		(2.29)		(4.35)		3.51		0.92		5.39
Class A	18.41		39.64		2.90		(5.51)		0.41		0.97		4.01
	11.61	(b)	31.61	(b)	(3.01	)(b)	(7.35	)(b)	(0.77	)(b)	0.38	(b)	3.63 (b)
Class B	18.11		39.03		2.25		(6.24)		(0.31)		0.32		3.59
	13.11	(c)	34.03	(c)	(2.75	)(c)	(7.18	)(c)	(0.71	)(c)	0.32		3.59
Class C	18.16		38.84		2.05		(6.29)		(0.39)		0.37		3.62
	17.16	(d)	37.84	(d)	1.05	(d)	(6.29)		(0.39)		0.37		3.62
Class I	18.09		39.87		3.07		(5.45)		0.48		0.99		4.03
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 3.38%, 3.38%, 4.13%, 4.13%, and 3.13%, respectively. The net expense ratios in the current prospectus for these share classes are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index are unmanaged indicators of investment performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Convertible Securities Fund
Schedule of Investments — September 30, 2009 (Unaudited)

Principal			Market
Amount			Value
		CONVERTIBLE CORPORATE BONDS — 89.6%
		Automotive: Parts and Accessories — 1.5%
$50,000		Johnson Controls Inc., Cv.,
		6.500%, 09/30/12	$118,750

		Aviation — 1.0%
50,000		Textron Inc., Ser. TXT, Cv.,
		4.500%, 05/01/13	81,813

		Broadcasting — 0.9%
400,000		Citadel Broadcasting Corp., Sub. Deb. Cv., (STEP),
		8.000%, 02/15/11	70,000

		Business Services — 5.4%
100,000		Akamai Technologies Inc., Cv.,
		1.000%, 12/15/33	136,750
300,000		The Interpublic Group of Companies Inc., Cv.,
		4.250%, 03/15/23	296,625

			433,375

		Commercial Services — 2.5%
300,000		The Providence Service Corp., Sub. Deb. Cv.,
		6.500%, 05/15/14	202,875

		Computer Hardware — 6.9%
700,000		SanDisk Corp., Cv.,
		1.000%, 05/15/13	547,750

		Consumer Products — 7.5%
		Eastman Kodak Co., Cv.,
200,000		7.000%, 04/01/17 (a)	202,000
250,000		3.375%, 10/15/33	251,250
200,000	(b)	Givaudan Nederland Finance BV, Cv.,
		5.375%, 03/01/10	150,505

			603,755

		Electronics — 2.1%
200,000		Advanced Micro Devices Inc., Cv.,
		5.750%, 08/15/12	168,750

		Energy and Utilities — 14.6%
200,000		Cameron International Corp., Cv.,
		2.500%, 06/15/26	257,000
350,000		Covanta Holding Corp., Cv.,
		3.250%, 06/01/14 (a)	388,500
300,000		Ja Solar Holdings Co., Ltd., Cv.,
		4.500%, 05/15/13	223,875
300,000		Transocean Ltd., Ser. A, Cv.,
		1.625%, 12/15/37	300,000

			1,169,375

		Entertainment — 5.7%
300,000		Macrovision Corp., Cv.,
		2.625%, 08/15/11	390,750
50,000		Take-Two Interactive Software Inc., Cv.,
		4.375%, 06/01/14	63,438

			454,188

		Equipment and Supplies — 2.5%
200,000		Danaher Corp., Cv.,
		Zero Coupon, 01/22/21	199,250

		Financial Services — 7.3%
400,000		CompuCredit Holdings Corp., Cv.,
		3.625%, 05/30/25	207,500
300,000		Janus Capital Group Inc., Cv.,
		3.250%, 07/15/14	377,625

			585,125

		Health Care — 9.4%
200,000		Cephalon Inc., Ser. B, Sub. Deb. Cv.,
		Zero Coupon, 06/15/33	222,500
400,000		Chemed Corp., Cv.,
		1.875%, 05/15/14	331,000
200,000		Kinetic Concepts Inc., Cv.,
		3.250%, 04/15/15 (a)	195,250

			748,750

		Metals and Mining — 12.8%
100,000		Alcoa Inc., Cv.,
		5.250%, 03/15/14	220,500
200,000		Kinross Gold Corp., Cv.,
		1.750%, 03/15/28 (a)	216,250
250,000		Newmont Mining Corp., Cv.,
		1.625%, 07/15/17	293,438
300,000		Vedanta Finance Jersey Ltd., Cv.,
		4.600%, 02/21/26	293,625

			1,023,813

		Specialty Chemicals — 2.8%
250,000		Ferro Corp., Cv.,
		6.500%, 08/15/13	222,500

		Telecommunications — 6.7%
50,000		American Tower Corp., Cv.,
		5.000%, 02/15/10	50,250
250,000		Level 3 Communications Inc., Cv.,
		2.875%, 07/15/10	241,560
20,000,000	(c)	Softbank Corp., Cv.,
		1.500%, 03/31/13	246,777

			538,587

		TOTAL CONVERTIBLE CORPORATE BONDS	7,168,656

See accompanying notes to schedule of investments.

2

The GAMCO Global Convertible Securities Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

Principal		Market
Amount		Value
CORPORATE BONDS — 1.8%
Energy and Utilities — 1.8%
$200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP),
	10.250%, 11/01/15	$145,000

Shares
	CONVERTIBLE PREFERRED STOCKS — 4.5%
	Metals and Mining — 4.5%
3,500	Freeport-McMoRan Copper & Gold Inc.,
	6.750% Cv. Pfd.	360,500

	COMMON STOCKS — 2.6%
	Computer Software and Services — 1.3%
12,000	Sun Microsystems Inc.†	109,080

	Health Care — 1.3%
2,000	Varian Inc.†	102,120

	TOTAL COMMON STOCKS	211,200

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.5%
$120,000	U.S. Treasury Bill, 0.096%††, 12/31/09	119,967

	TOTAL INVESTMENTS — 100.0% (Cost $8,240,029)	$8,005,323

	Aggregate book cost	$8,240,029

	Gross unrealized appreciation	$821,029
	Gross unrealized depreciation	(1,055,735)

	Net unrealized appreciation/depreciation	$(234,706)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of Rule 144A securities amounted to $1,002,000 or 12.52% of total investments.

(b)	Principal amount denoted in Swiss Francs.

(c)	Principal amount denoted in Japanese Yen.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

STEP	Step coupon bond. The rate disclosed is that in effect at September 30, 2009.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	84.8%	$6,790,541
Latin America	6.5	523,875
Europe	5.6	444,130
Japan	3.1	246,777

	100.0%	$8,005,323

See accompanying notes to schedule of investments.

3

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	$202,875	$6,965,781	$7,168,656
Corporate Bonds	—	145,000	145,000
Convertible Preferred Stocks (a)	360,500	—	360,500
Common Stocks (a)	211,200	—	211,200
U.S. Government Obligations	—	119,967	119,967

TOTAL INVESTMENTS IN SECURITIES	$774,575	$7,230,748	$8,005,323

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or September 30, 2009.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

5

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,682,742, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

6

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Convertible Securities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q309SR
GAMCO
The GAMCO Global Convertible Securities Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

The GAMCO Global Growth Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     During the third quarter of 2009, The GAMCO Global Growth Fund’s (the “Fund”) (Class AAA) total return was 16.4%, while the Morgan Stanley Capital International All Country (“MSCI AC”) World Index and the Lipper Global Multi-Cap Core Fund Average rose 18.0% and 16.5%, respectively.
     Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(2/7/94)
GAMCO Global Growth Fund Class AAA	16.35%		35.08%		2.47%		(1.14)%		5.11%		(0.79)%		8.06%
MSCI AC World Index	17.99		29.30		0.53		(2.71)		5.10		2.05		5.95
Lipper Global Multi-Cap Core Fund Average	16.53		25.46		(1.95)		(4.51)		2.99		3.65		5.32
Class A	16.34		35.14		2.51		(1.13)		5.11		(0.78)		8.07
	9.65	(b)	27.37	(b)	(3.38	)(b)	(3.06	)(b)	3.87	(b)	(1.36	)(b)	7.66 (b)
Class B	16.14		34.39		1.71		(1.88)		4.31		(1.47)		7.59
	11.14	(c)	29.39	(c)	(3.29	)(c)	(2.88	)(c)	3.97	(c)	(1.47)		7.59
Class C	16.13		34.35		1.71		(1.87)		4.32		(1.50)		7.57
	15.13	(d)	33.35	(d)	0.71	(d)	(1.87)		4.32		(1.50)		7.57
Class I	16.41		35.40		2.79		(0.98)		5.21		(0.74)		8.10
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.82%, 1.82%, 2.57%, 2.57%, and 1.57%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 2, 2000, May 5, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Core Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio managers commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Growth Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.5%
	MATERIALS — 16.8%
39,200	Agnico-Eagle Mines Ltd.	$2,659,720
6,950	Anglo American plc†	221,367
6,000	BHP Billiton plc	163,779
24,300	Freeport-McMoRan Copper & Gold Inc.	1,667,223
15,000	Goldcorp Inc.	605,550
14,666	Lonmin plc†	392,362
11,500	Monsanto Co.	890,100
14,800	Newmont Mining Corp.	651,496
5,500	Potash Corp. of Saskatchewan Inc.	496,870
6,300	Rio Tinto plc	268,675
6,200	Rio Tinto plc, ADR	1,055,798
13,500	The Mosaic Co.	648,945
40,000	Tokai Carbon Co. Ltd.	188,938
39,200	Vale SA, ADR	906,696
38,598	Xstrata plc†	569,051

	TOTAL MATERIALS	11,386,570

	INFORMATION TECHNOLOGY — 16.0%
9,000	Adobe Systems Inc.†	297,360
7,200	Apple Inc.†	1,334,664
5,500	Canon Inc.	222,414
10,700	Cisco Systems Inc.†	251,878
18,000	Corning Inc.	275,580
11,000	FLIR Systems Inc.†	307,670
3,300	Google Inc., Cl. A†	1,636,305
7,600	Harris Corp.	285,760
13,000	Intel Corp.	254,410
3,300	International Business Machines Corp.	394,713
3,400	Keyence Corp.	726,475
7,500	MasterCard Inc., Cl. A	1,516,125
30,000	Microsoft Corp.	776,700
600	Nintendo Co. Ltd.	153,735
15,000	QUALCOMM Inc.	674,700
12,200	Research In Motion Ltd.†	824,110
10,000	Trimble Navigation Ltd.†	239,100
10,000	Visa Inc., Cl. A	691,100

	TOTAL INFORMATION TECHNOLOGY	10,862,799

	FINANCIALS — 15.9%
2,400	BlackRock Inc.	520,368
100,000	Cheung Kong (Holdings) Ltd.	1,269,024
1,533	China Life Insurance Co. Ltd., ADR	100,733
10,000	Julius Baer Holding Ltd. AG	499,373
16,000	Northern Trust Corp.	930,560
17,300	Schroders plc	302,194
70,000	Standard Chartered plc	1,725,053
20,600	State Street Corp.	1,083,560
75,000	Sun Hung Kai Properties Ltd.	1,105,154
66,000	Swire Pacific Ltd., Cl. A	775,814
75,000	The Charles Schwab Corp.	1,436,250
5,500	The Goldman Sachs Group Inc.	1,013,925

	TOTAL FINANCIALS	10,762,008

	ENERGY — 15.1%
11,000	Apache Corp.	1,010,130
12,000	Chesapeake Energy Corp.	340,800
10,672	Devon Energy Corp.	718,546
9,200	FMC Technologies Inc.†	480,608
17,500	Hess Corp.	935,550
6,900	Imperial Oil Ltd.	262,621
15,500	Murphy Oil Corp.	892,335
12,000	National Oilwell Varco Inc.†	517,560
9,000	Noble Corp.	341,640
14,000	Occidental Petroleum Corp.	1,097,600
32,000	Petroleo Brasileiro SA, ADR	1,468,800
10,000	Saipem SpA	301,159
7,000	Schlumberger Ltd.	417,200
8,000	Southwestern Energy Co.†	341,440
9,397	Transocean Ltd.†	803,725
8,000	XTO Energy Inc.	330,560

	TOTAL ENERGY	10,260,274

	INDUSTRIALS — 13.7%
15,000	ABB Ltd., ADR	300,600
6,000	Bouygues SA	305,110
6,500	Cummins Inc.	291,265
6,000	Deere & Co.	257,520
8,000	Emerson Electric Co.	320,640
3,700	Fanuc Ltd.	331,811
2,500	First Solar Inc.†	382,150
4,000	Flowserve Corp.	394,160
5,300	Fluor Corp.	269,505
9,000	ITT Corp.	469,350
39,000	Jardine Matheson Holdings Ltd.	1,185,600
7,000	Joy Global Inc.	342,580
13,000	Komatsu Ltd.	243,592
2,200	L-3 Communications Holdings Inc.	176,704
2,100	Lockheed Martin Corp.	163,968
9,000	McDermott International Inc.†	227,430
10,000	PACCAR Inc.	377,100
6,000	Rockwell Collins Inc.	304,800
45,000	Rolls-Royce Group plc†	338,586
5,000	Secom Co. Ltd.	251,769
3,000	Siemens AG	277,804
5,000	SMA Solar Technology AG	512,614
11,300	SunPower Corp., Cl. A†	337,757
7,000	United Technologies Corp.	426,510
11,000	Vestas Wind Systems A/S†	795,205

	TOTAL INDUSTRIALS	9,284,130

See accompanying notes to schedule of investments.

2

The GAMCO Global Growth Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY — 7.0%
4,000	Amazon.com Inc.†	$373,440
25,000	British Sky Broadcasting Group plc	228,337
4,000	Christian Dior SA	395,107
9,000	Coach Inc.	296,280
10,314	Compagnie Financiere Richemont SA, Cl. A	291,416
7,650	Hennes & Mauritz AB, Cl. B	429,612
10,000	Next plc	286,390
5,000	NIKE Inc., Cl. B	323,500
13,000	Nikon Corp.	237,799
6,000	Polo Ralph Lauren Corp.	459,720
8,000	The Swatch Group AG	363,601
13,000	Tiffany & Co.	500,890
19,500	Under Armour Inc., Cl. A†	542,685

	TOTAL CONSUMER DISCRETIONARY	4,728,777

	CONSUMER STAPLES — 6.9%
28,912	Cadbury plc	371,034
12,194	Coca-Cola Hellenic Bottling Co. SA	324,586
6,300	Costco Wholesale Corp.	355,698
7,371	Danone	444,184
35,000	Davide Campari — Milano SpA	313,963
21,500	Diageo plc	329,860
6,400	Nestlé SA	272,724
4,600	PepsiCo Inc.	269,836
4,369	Pernod-Ricard SA	346,970
46,000	Tesco plc	293,767
7,500	The Procter & Gamble Co.	434,400
36,100	Woolworths Ltd.	931,537

	TOTAL CONSUMER STAPLES	4,688,559

	HEALTH CARE — 6.9%
5,700	Abbott Laboratories	281,979
2,700	Alcon Inc.	374,409
6,000	Baxter International Inc.	342,060
4,200	Becton, Dickinson and Co.	292,950
6,000	Celgene Corp.†	335,400
8,300	Gilead Sciences Inc.†	386,614
6,600	Hisamitsu Pharmaceutical Co. Inc.	267,632
2,100	Roche Holding AG	339,429
6,400	St. Jude Medical Inc.†	249,664
1,500	Straumann Holding AG	388,280
6,300	Stryker Corp.	286,209
2,500	Synthes Inc.	301,312
4,400	Takeda Pharmaceutical Co. Ltd.	183,323
7,000	Teva Pharmaceutical Industries Ltd., ADR	353,920
6,000	Varian Medical Systems Inc.†	252,780

	TOTAL HEALTH CARE	4,635,961

	UTILITIES — 1.2%
25,000	EDP Renovaveis SA†	274,928
5,500	FPL Group Inc.	303,765
51,000	Iberdrola Renovables SA	250,761

	TOTAL UTILITIES	829,454

	TOTAL COMMON STOCKS	67,438,532

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
	U.S. Treasury Bills — 0.5%
$315,000	U.S. Treasury Bills,
	0.086% to 0.0913%††, 12/24/09	314,930

	TOTAL INVESTMENTS — 100.0% (Cost $64,080,315)	$67,753,462

	Aggregate book cost	$64,080,315

	Gross unrealized appreciation	$9,458,112
	Gross unrealized depreciation	(5,784,965)

	Net unrealized appreciation/depreciation	$3,673,147

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	60.1%	$40,710,613
Europe	23.4	15,847,374
Latin America	6.2	4,205,726
Asia/Pacific	6.2	4,182,263
Japan	4.1	2,807,486

	100.0%	$67,753,462

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices*	$67,438,532
Level 2 – Other Significant Observable Inputs**	314,930

Total	$67,753,462

*	The industry classifications are detailed in the Schedule of Investments.

**	The Level 2 securities represent U.S. Government Obligations as detailed in the Schedule of Investments.

4

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
There were no Level 3 investments held at December 31, 2008 or September 30, 2009.
2. Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the

5

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $46,626,706, which are available to reduce future required distributions of net capital gains to shareholders. $4,251,022 of the loss carryforwards is available through 2009; $39,969,419 is available through 2010; $1,279,768 is available through 2011; and $1,126,497 is available through 2016.

6

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q309SR
GAMCO
The GAMCO Global Growth Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

The GAMCO Global Opportunity Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     During the third quarter of 2009, The GAMCO Global Opportunity Fund’s (the “Fund”) (Class AAA) total return was 16.7%, while the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index and the Lipper Global Multi-Cap Growth Fund Average rose 18.0% and 17.2%, respectively.
     Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(5/11/98)
GAMCO Global Opportunity Fund Class AAA	16.72%		28.41%		4.38%		(2.00)%		4.74%		3.04%		5.88%
MSCI AC World Index	17.99		29.30		0.53		(2.71)		5.10		2.05		3.02
Lipper Global Multi-Cap Growth Fund Average	17.16		35.75		4.20		(1.58)		4.03		3.65		2.78
Class A	16.69		28.42		4.33		(2.01)		4.75		3.05		5.88
	9.98	(b)	21.03	(b)	(1.66	)(b)	(3.92	)(b)	3.51	(b)	2.44	(b)	5.33 (b)
Class B	16.50		27.68		3.62		(2.75)		3.97		2.37		5.27
	11.50	(c)	22.68	(c)	(1.38	)(c)	(3.73	)(c)	3.62	(c)	2.37		5.27
Class C	16.44		27.70		3.59		(2.81)		4.01		2.77		5.64
	15.44	(d)	26.70	(d)	2.59	(d)	(2.81)		4.01		2.77		5.64
Class I	16.78		28.68		4.70		(1.84)		4.85		3.09		5.92

In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.25%, 2.25%, 3.00%, 3.00%, and 2.00%, respectively. The net expense ratios in the current prospectus for these share classes are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Opportunity Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	MATERIALS — 18.4%
50,000	Antofagasta plc	$606,901
3,000	BHP Billiton Ltd.	99,856
5,304	CRH plc, Dublin	146,722
5,570	CRH plc, London	154,716
43,000	Gold Fields Ltd., ADR	592,540
24,000	Harmony Gold Mining Co. Ltd., ADR	262,560
3,000	Impala Platinum Holdings Ltd.	69,888
2,000	Newcrest Mining Ltd.	56,284
1,830	Rio Tinto plc	78,044
500	Syngenta AG	114,880
20,000	Tokai Carbon Co. Ltd.	94,469
10,000	Xstrata plc†	147,430

	TOTAL MATERIALS	2,424,290

	CONSUMER STAPLES — 16.5%
11,113	British American Tobacco plc	348,635
12,160	Cadbury plc	156,052
7,000	Diageo plc	107,396
2,280	Dr. Pepper Snapple Group Inc.†	65,550
5,000	General Mills Inc.	321,900
5,000	Heineken Holding NV	203,955
25	Japan Tobacco Inc.	85,780
5,000	PepsiCo Inc.	293,300
3,000	Pernod-Ricard SA	238,249
2,500	Philip Morris International Inc.	121,850
4,000	The Procter & Gamble Co.	231,680

	TOTAL CONSUMER STAPLES	2,174,347

	ENERGY — 16.3%
5,000	Galp Energia SGPS SA, Cl. B	86,484
6,600	Imperial Oil Ltd.	251,203
3,500	Peabody Energy Corp.	130,270
11,000	Petroleo Brasileiro SA, ADR	504,900
10,000	Saipem SpA	301,159
7,200	Schlumberger Ltd.	429,120
6,000	Suncor Energy Inc.	207,360
2,798	Transocean Ltd.†	239,313

	TOTAL ENERGY	2,149,809

	INDUSTRIALS — 13.4%
2,000	Bouygues SA	101,703
16,000	China Merchants Holdings (International) Co. Ltd.	53,058
4,500	CNH Global NV†	76,860
1,000	Fanuc Ltd.	89,679
2,800	Jardine Matheson Holdings Ltd.	85,120
3,000	L-3 Communications Holdings Inc.	240,960
5,000	Lockheed Martin Corp.	390,400
3,000	Mitsui & Co. Ltd.	39,236
5,000	Precision Castparts Corp.	509,350
200,000	Sinotrans Ltd., Cl. H	47,226
1,000	SMC Corp.	122,988

	TOTAL INDUSTRIALS	1,756,580

	HEALTH CARE — 10.2%
2,000	Cochlear Ltd.	117,791
5,000	Novartis AG	250,169
3,500	Roche Holding AG	565,715
3,000	St. Jude Medical Inc.†	117,030
1,250	Synthes Inc.	150,656
2,200	Takeda Pharmaceutical Co. Ltd.	91,662
1,200	TSUMURA & Co.	43,313

	TOTAL HEALTH CARE	1,336,336

	INFORMATION TECHNOLOGY — 8.4%
2,000	Canon Inc.	80,878
5,000	eBay Inc.†	118,050
800	Google Inc., Cl. A†	396,680
500	Keyence Corp.	106,834
10,500	Microsoft Corp.	271,845
5,000	Square Enix Holdings Co. Ltd.	135,353

	TOTAL INFORMATION TECHNOLOGY	1,109,640

	CONSUMER DISCRETIONARY — 6.7%
7,000	Cablevision Systems Corp., Cl. A	166,250
3,000	Christian Dior SA	296,330
10,000	Compagnie Financiere Richemont SA, Cl. A	282,544
100,000	Mandarin Oriental International Ltd.	133,000

	TOTAL CONSUMER DISCRETIONARY	878,124

	FINANCIAL SERVICES — 5.9%
5,000	Cheung Kong (Holdings) Ltd.	63,451
16,000	Hongkong Land Holdings Ltd.	69,600
5,000	Julius Baer Holding Ltd. AG	249,686
10,000	Kinnevik Investment AB, Cl. B	130,893
8,000	Schroders plc	139,743
10,000	Swire Pacific Ltd., Cl. A	117,548

	TOTAL FINANCIAL SERVICES	770,921

	TELECOMMUNICATION SERVICES — 3.0%
10,000	China Mobile Ltd.	97,548
2,300	Telephone & Data Systems Inc.	71,323
2,300	Telephone & Data Systems Inc., Special	68,264
4,000	United States Cellular Corp.†	156,280

	TOTAL TELECOMMUNICATION SERVICES	393,415

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 1.2%
7,000	Connecticut Water Service Inc.	$156,730

	TOTAL COMMON STOCKS	13,150,192

	TOTAL INVESTMENTS — 100.0% (Cost $9,780,703)	$13,150,192

	Aggregate book cost	$9,780,703

	Gross unrealized appreciation	$4,264,088
	Gross unrealized depreciation	(894,599)

	Net unrealized appreciation/depreciation	$3,369,489

†	Non-income producing security.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	38.2%	$5,023,580
Europe	33.7	4,436,931
Latin America	8.7	1,136,620
South Africa	7.0	924,988
Japan	6.8	890,191
Asia/Pacific	5.6	737,882

	100.0%	$13,150,192

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$13,150,192

Total	$13,150,192

*	The industry classifications are detailed in the Schedule of Investments.

4

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Continued) (Unaudited)
At December 31, 2008, the Fund held a Level 3 investment in Corporate Bonds. As of September 30, 2009, there were no Level 3 investments.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $4,464,079, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; $1,201,151 is available through 2012; and $1,170,048 is available through 2016.

5

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J.Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Opportunity Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q309SR
GAMCO
The GAMCO Global Opportunity Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

The GAMCO Global Telecommunications Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     During the third quarter of 2009, The GAMCO Global Telecommunications Fund’s (the “Fund”) (Class AAA) total return was 15.4% compared with gains of 13.3% and 18.0% for the Morgan Stanley Capital International All Country (“MSCI AC”) World Telecommunication Services Index and the MSCI AC World Index, respectively.
     Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

											Since
			Year to								Inception
	Quarter		Date		1 Year		5 Year		10 Year		(11/1/93)
GAMCO Global Telecommunications Fund Class AAA	15.38%		20.05%		(0.06)%		5.34%		0.89%		7.91%
MSCI AC World Telecommunication Services Index*	13.25		13.07		5.08		7.50		N/A	*	N/A *
MSCI AC World Index	17.99		29.30		0.53		5.10		2.05		6.27
Class A	15.32		19.99		(0.03)		5.36		0.91		7.92
	8.69	(b)	13.09	(b)	(5.78	)(b)	4.12	(b)	0.31	(b)	7.52 (b)
Class B	15.07		19.36		(0.83)		4.56		0.20		7.45
	10.07	(c)	14.36	(c)	(5.79	)(c)	4.22	(c)	0.20		7.45
Class C	15.09		19.32		(0.82)		4.55		0.19		7.44
	14.09	(d)	18.32	(d)	(1.81	)(d)	4.55		0.19		7.44
Class I	15.37		20.20		0.22		5.43		0.94		7.94

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.59%, 1.59%, 2.34%, 2.34%, and 1.34%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, March 13, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index and the MSCI AC World Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, and five year periods of 5%, 5%, 5%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	Information for the MSCI AC World Telecommunication Services Index is not available with dividends prior to August 2001.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Telecommunications Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.1%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 46.9%
	Africa/Middle East — 0.7%
60,000	Maroc Telecom	$1,083,470
2,000	Pakistan Telecommunications Co. Ltd., GDR (a)	48,076
13,000	Telkom SA Ltd.	74,795

		1,206,341

	Asia/Pacific — 4.3%
225,000	Asia Satellite Telecommunications Holdings Ltd.	339,675
170,000	First Pacific Co. Ltd.	113,844
20,000	First Pacific Co. Ltd., ADR	66,200
10,000	KT Corp., ADR	173,800
100,000	PCCW Ltd.	26,064
53,000	Philippine Long Distance Telephone Co., ADR	2,724,200
18,360	PT Telekomunikasi Indonesia, ADR	655,452
850,000	Singapore Telecommunications Ltd.	1,961,098
35,000	Telecom Corp. of New Zealand Ltd., ADR	335,300
375,000	Telekom Malaysia Berhad	332,635
2,400	Telstra Corp. Ltd., ADR	34,488
8,075	Thai Telephone & Telecom, GDR† (a)(b)	485
1,000,000	True Corp. Public Co. Ltd.†	41,604

		6,804,845

	Europe — 22.0%
15,000	Belgacom SA	584,319
36,000	BT Group plc, ADR	749,160
300,000	Cable & Wireless plc	688,007
8,000	Colt Telecom Group SA†	15,176
410,000	Deutsche Telekom AG, ADR	5,600,600
65,000	Elisa Oyj	1,333,558
45,000	Fastweb†	1,264,341
30,000	France Telecom SA, ADR	807,600
5,507	Hellenic Telecommunications Organization SA	91,063
37,000	Hellenic Telecommunications Organization SA, ADR	309,320
20,000	Invitel Holdings A/S, ADR†	92,000
500	Magyar Telekom Telecommunications plc, ADR	11,000
85,000	Portugal Telecom SGPS SA	899,928
60,000	Portugal Telecom SGPS SA, ADR	636,600
11,000	Rostelecom, ADR	322,960
55,000	Royal KPN NV, ADR	914,650
90,000	Sistema JSFC, GDR† (a)	1,314,000
76,000	Swisscom AG, ADR	2,713,200
975,000	Telecom Italia SpA	1,710,702
25,000	Telecom Italia SpA, ADR	438,250
94,000	Telefonica SA, ADR	7,793,540
6,361	Telefonica SA, BDR	169,438
133,000	Telekom Austria AG	2,397,799
15,000	Telenor ASA†	173,733
570,000	TeliaSonera AB	3,744,755

		34,775,699

Shares/		Market
units		Value
	Japan — 1.0%
23,700	Nippon Telegraph & Telephone Corp.	$1,098,335
18,000	Nippon Telegraph & Telephone Corp., ADR	414,540

		1,512,875

	Latin America — 5.5%
30,000	Atlantic Tele-Network Inc.	1,602,600
11,500	Brasil Telecom Participacoes SA, ADR	612,950
44	Brasil Telecom SA, Preference	387
37,415,054	Cable & Wireless Jamaica Ltd.† (c)	152,068
10,000	GVT (Holding) SA†	229,058
1,000	Maxcom Telecomunicaciones SAB de CV, ADR†	3,470
25,693	Tele Norte Leste Participacoes SA, ADR	482,771
178,000	Telecom Argentina SA, ADR†	2,846,220
35,000	Telefonica de Argentina SA, ADR†	341,250
75,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	1,308,000
3,355	Telemar Norte Leste SA, Preference, Cl. A	110,785
70,000	Telmex Internacional SAB de CV, ADR	976,500

		8,666,059

	North America — 13.4%
136,000	AT&T Inc.	3,673,360
47,836	Bell Aliant Regional Communications Income Fund	1,250,576
36,000	Bell Aliant Regional Communications Income Fund (a)(d)	938,824
15,000	CenturyTel Inc.	504,000
700,000	Cincinnati Bell Inc.†	2,450,000
3,289	Consolidated Communications Holdings Inc.	52,657
60,000	D&E Communications Inc.	689,400
10,000	E.Spire Communications Inc.† (d)	0
5,000	EarthLink Inc.	42,050
20,000	FairPoint Communications Inc.	8,200
10,000	Frontier Communications Corp.	75,400
75,000	General Communication Inc., Cl. A†	514,500
800	Lexcom Inc., Cl. B, Non-Voting	59,600
12,000	Manitoba Telecom Services Inc.	373,455
22,422	McLeodUSA Inc., Cl. A† (d)	0
130,000	McLeodUSA Inc., Cl. A, Escrow† (d)	0
28,000	New Ulm Telecom Inc.	154,000
20,000	NorthPoint Communications Group Inc.†	60
160,000	Price Communications Corp., Escrow† (d)	0
110,000	Qwest Communications International Inc.	419,100
33,000	Shenandoah Telecommunications Co.	592,350
45,000	TELUS Corp.	1,451,735
6,943	TELUS Corp., Non-Voting, New York	215,858
33,057	TELUS Corp., Non-Voting, Toronto	1,028,467
90,000	tw telecom inc.†	1,210,500
168,000	Verizon Communications Inc.	5,085,360
34,000	Windstream Corp.	344,420

		21,133,872

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	74,099,691

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES — 34.9%
	Africa/Middle East — 0.7%
36,000	Orascom Telecom Holding SAE, GDR†	$1,119,240

	Asia/Pacific — 4.3%
330,000	Axiata Group Berhad†	295,579
72,000	China Mobile Ltd., ADR	3,535,920
73,000	China Unicom Hong Kong Ltd., ADR	1,039,520
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	112
666	Hutchison Telecommunications International Ltd.	137
8,000	PT Indosat Tbk, ADR	223,120
95,000	SK Telecom Co. Ltd., ADR	1,657,750

		6,752,138

	Europe — 9.6%
42,000	Bouygues SA	2,135,770
29,000	Millicom International Cellular SA†	2,109,460
800	Mobile TeleSystems OJSC, ADR	38,616
125,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,233,750
253,000	Vimpel-Communications, ADR†	4,731,100
115,000	Vivendi	3,558,410
18,000	Vodafone Group plc, ADR	405,000

		15,212,106

	Japan — 3.6%
490	KDDI Corp.	2,762,101
1,800	NTT DoCoMo Inc.	2,875,508

		5,637,609

	Latin America — 4.7%
154,000	America Movil SAB de CV, Cl. L, ADR	6,749,820
17,500	Grupo Iusacell SA de CV†	58,294
14,900	Tim Participacoes SA, ADR	366,540
755	Vivo Participacoes SA	18,091
7,914	Vivo Participacoes SA, ADR	199,829
3,256	Vivo Participacoes SA, Preference	81,713

		7,474,287

	North America — 12.0%
36,000	Clearwire Corp., Cl. A†	292,680
1,000	Leap Wireless International Inc.†	19,550
13,000	MetroPCS Communications Inc.†	121,680
10,000	Nextwave Wireless Inc.†	8,900
248,000	Rogers Communications Inc., Cl. B	6,993,600
650,000	Sprint Nextel Corp.†	2,567,500
80,000	Telephone & Data Systems Inc.	2,480,800
60,000	Telephone & Data Systems Inc., Special	1,780,800
120,000	United States Cellular Corp.†	4,688,400
2,000	Virgin Mobile USA Inc., Cl. A†	10,000

		18,963,910

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	55,159,290

	OTHER — 17.3%
	Asia/Pacific — 0.3%
19,065	Austar United Communications Ltd.†	20,856
100,000	Champion Technology Holdings Ltd.	3,548
70,000	CP Pokphand Co. Ltd., ADR†	60,200
26,000	Himachal Futuristic Communications Ltd., GDR† (a)(d)	27,235
50,000	Hutchison Whampoa Ltd.	360,965
250,000	Time Engineering Berhad†	20,587

		493,391

	Europe — 1.9%
10,000	Alcatel-Lucent, ADR†	44,900
8,999	BCB Holdings Ltd.†	17,098
6,178	BCB Holdings Ltd., London†	12,094
1,000	British Sky Broadcasting Group plc, ADR	36,530
9,000	E.ON AG	381,673
59,500	G4S plc	209,770
96,000	GN Store Nord A/S†	522,739
6,400	L. M. Ericsson Telephone Co., Cl. B, ADR	64,128
25,000	Nokia Oyj, ADR	365,500
77	Seat Pagine Gialle SpA†	26
900	Shellshock Ltd.†	503
750	Siemens AG, ADR	69,720
5,852	Telecom Italia Media SpA†	1,096
24,000	Telegraaf Media Groep NV	456,568
6,000	ThyssenKrupp AG	206,597
15,375	TNT NV, ADR	414,971
1,000	Via Net.Works Inc.†	13
8,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	54,250
9,578	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	64,878

		2,923,054

	Japan — 0.4%
72,000	The Furukawa Electric Co. Ltd.	292,764
20,000	Tokyo Broadcasting System Holdings Inc.	340,222

		632,986

	Latin America — 0.2%
25,693	Contax Participacoes SA, ADR	56,268
17,000	Grupo Televisa SA, ADR	316,030
1,224	Shellproof Ltd.†	587

		372,885

	North America — 14.5%
80,000	Adelphia Communications Corp., Cl. A† (d)	0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (d)	0
80,000	Adelphia Recovery Trust†	240
2,000	America Online Latin America Inc., Cl. A† (d)	4
See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
1,400	Amphenol Corp., Cl. A	$52,752
2,100	Ascent Media Corp., Cl. A†	53,760
125,000	Cablevision Systems Corp., Cl. A	2,968,750
50,000	California Micro Devices Corp.†	161,000
23,566	CanWest Global Communications Corp.† (d)	3,745
11,434	CanWest Global Communications Corp., Cl. A†	1,816
100,000	Charter Communications Inc., Cl. A†	3,170
10,000	Cogeco Inc.	238,080
8,000	Comcast Corp., Cl. A, Special	128,640
4,000	Convergys Corp.†	39,760
21,000	Discovery Communications Inc., Cl. A†	606,690
21,000	Discovery Communications Inc., Cl. C†	546,630
90,000	DISH Network Corp., Cl. A†	1,733,400
18,000	EchoStar Corp., Cl. A†	332,280
4,000	Fisher Communications Inc.†	72,720
1,000	Geoworks Corp.†	46
600	Google Inc., Cl. A†	297,510
1,000	IDT Corp.†	2,915
1,000	IDT Corp., Cl. B†	2,990
1,000	L-3 Communications Holdings Inc.	80,320
60,732	Liberty Global Inc., Cl. A†	1,370,721
50,000	Liberty Global Inc., Cl. C†	1,123,000
24,000	Liberty Media Corp. — Capital, Cl. A†	502,080
96,000	Liberty Media Corp. — Entertainment, Cl. A†	2,986,560
40,000	Liberty Media Corp. — Interactive, Cl. A†	438,800
1,000	Lockheed Martin Corp.	78,080
60,100	LSI Corp.†	329,949
17,000	Mediacom Communications Corp., Cl. A†	97,920
45,000	Motorola Inc.	386,550
2,000	News Corp., Cl. B	27,980
2,524	Orbital Sciences Corp.†	37,784
10,000	R. H. Donnelley Corp.†	510
6,000	SCANA Corp.	209,400
4,500	SJW Corp.	102,825
220,000	The DIRECTV Group Inc.†	6,067,600
33,333	Time Warner Inc.	959,324
2,000	TiVo Inc.†	20,720
1,000	Vishay Intertechnology Inc.†	7,900
47	Xanadoo Co., Cl. A†	15,745
48,000	Yahoo! Inc.†	854,880

		22,945,546

	TOTAL OTHER	27,367,862

	TOTAL COMMON STOCKS	156,626,843

	WARRANTS — 0.9%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.9%
	Asia/Pacific — 0.9%
160,000	Bharti Airtel Ltd., expire 09/19/13† (a)	1,392,642

	TOTAL INVESTMENTS — 100.0% (Cost $127,888,345)	$158,019,485

	Aggregate book cost	$127,888,345

	Gross unrealized appreciation	$50,523,188
	Gross unrealized depreciation	(20,392,048)

	Net unrealized appreciation/depreciation	$30,131,140

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of Rule 144A securities amounted to $3,721,262 or 2.35% of total investments.

(b)	Illiquid security.

(c)	At September 30, 2009, the Fund held an investment in a restricted security amounting to $152,068 or 0.10% of total investments, which were valued under methods approved by the Board of Directors, as follows:

				09/30/09
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0041

(d)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $969,808 or 0.61% of total investments.

†	Non-income producing security.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	40.0%	$63,043,328
Europe	33.5	52,910,859
Latin America	10.4	16,513,231
Asia/Pacific	9.8	15,443,016
Japan	4.9	7,783,470
Africa/Middle East	1.4	2,325,581

	100.0%	$158,019,485

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
DIVERSIFIED
TELECOMMUNICATIONS SERVICES
North America	$21,133,872	—	$0	$21,133,872
Other Regions(a)	52,965,819	—	—	52,965,819
WIRELESS
TELECOMMUNICATIONS SERVICES(a)	55,159,290	—	—	55,159,290
OTHER
Asia/Pacific	466,156	$27,235	—	493,391
North America	22,941,797	3,745	4	22,945,546
Other Regions(a)	3,928,925	—	—	3,928,925

Total Common Stocks	156,595,859	30,980	4	156,626,843

Warrants(a)	—	1,392,642	—	1,392,642

TOTAL INVESTMENTS IN SECURITIES	$156,595,859	$1,423,622	$4	$158,019,485

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation	(sales)	of Level 3	9/30/09	at 9/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
DIVERSIFIED
TELECOMMUNICATIONS SERVICES
North America	$110	$—	$—	$(110)	$—	$—	$0	$(110)
OTHER
North America	4	—	—	—	—	—	4	—

Total Common Stocks	114	—	—	(110)	—	—	4	(110)

Warrants
OTHER
Asia/Pacific	0	—	0	—	0	—	—	—

TOTAL INVESTMENTS IN SECURITIES	$114	$—	$0	$(110)	$0	$—	$4	$(110)

2. Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $24,451,599, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; $3,314,655 is available through 2012; and $250,143 is available through 2016.

GAMCO Global Series Funds, Inc.
The GAMCO Global Telecommunications Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q309SR
The GAMCO Global Telecommunications Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/25/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/25/09

*	Print the name and title of each signing officer under his or her signature.